Stock-Based Compensation - Stock-based compensation expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Total stock-based compensation	$ 139	$ 157	$ 556
Cost of Sales [Member]
Total stock-based compensation	15	16	57
Research and Development Expense [Member]
Total stock-based compensation	28	32	113
Selling and Marketing Expense [Member]
Total stock-based compensation	68	77	113
Selling, General and Administrative Expenses [Member]
Total stock-based compensation	$ 28	$ 32	$ 273